Trade and Other Payables - Summary of Trade and Other Payables (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables	£ 3,923	£ 3,722
Duty, excise and other taxes	3,148	3,410
Accrued charges and deferred income	2,095	2,228
FII GLO (note 10(b))	963	963
Social security and other taxation	55	53
Sundry payables	375	381
Trade and other payables	10,559	10,757
Trade and other payables, current	9,577	9,693
Trade and other payables, non-current	£ 982	£ 1,064